Equity Plans and Stock-based Compensation - Summary of RSU activity (Detail) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jul. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding as of January 31, 2021 | shares	0
Number of Shares RSU granted | shares	4,680,439
Number of Shares RSU vested | shares	(652,901)
Number of Shares RSU forfeited | shares	(10,389)
Number of Shares Outstanding as of July 31, 2021 | shares	4,017,149
Weighted Average Grant Date Fair Value per Share Outstanding as of January 31, 2021 | $ / shares	$ 0
Weighted Average Grant Date Fair Value per Share RSU granted | $ / shares	27.38
Weighted Average Grant Date Fair Value per Share RSU vested | $ / shares	27.30
Weighted Average Grant Date Fair Value per Share RSU forfeited | $ / shares	27.30
Weighted Average Grant Date Fair Value per Share Outstanding as of July 31, 2021 | $ / shares	$ 27.40